Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Variables And Assumptions For Liablity Awards

	2013	2012
Current price (i) .........................................	12.12	11.96
Weighted-average base value of outstanding units	6.76	6.22
Expected volatility (ii).................................	32.3%	37.3%
Dividend yield.............................................	2.0%	2.0%
Risk-free interest rate...................................	0.1%	0.4%
Expected term...........................................	last vesting date	last vesting date

(i)	Equal to the quoted market price per share at the end of the year.
(ii)	Based on implied volatility of the Company’s class A shares.

Schedule Of Employee Compensation - ADBV Long term Incentive Plan (CAD)

	Units	Weighted-average base value	Weighted-average fair value
Outstanding at December 31, 2010...................	3,534,414	5.54	10.94
Exercised (i).........................................................	(525,017)	5.19
Forfeited................................................................	(85,815)	5.02
Outstanding at December 31, 2011...................	2,923,582	5.82	14.44
Exercised (ii).........................................................	(696,067)	4.61
Forfeited................................................................	(98,294)	5.62
Outstanding at December 31, 2012...................	2,129,221	6.22	5.79
Exercised (iii).......................................................	(1,022,347)	5.69
Forfeited................................................................	(88,568)	6.32
Outstanding at December 31, 2013...................	1,018,306	6.76	5.23
Exercisable at December 31, 2013.....................	451,873	7.46	4.55

(i)	The total amount paid for these exercises was $9,841.

(ii) The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintained a current payable of $907 related to these exercises that is disclosed within “accrued payroll and other liabilities” in the Company’s balance sheet.

(iii) The total amount paid for these exercises was $7,857.

Schedule Of Vested And Nonvested Unit Acitvity

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding .....................................	451,873	566,433	1,018,306
Weighted-average fair market value per unit...................	4.55	5.78	5.23
Total fair value of the plan.........................................	2,057	3,272	5,329
Weighted-average accumulated percentage of service.....	100	87.57	92.37
Accrued liability (iii)...................................................	2,057	2,865	4,922
Compensation expense not yet recognized (iv)...............	-	407	407

(i) Related to exercisable awards.
(ii) Related to awards that will vest between fiscal years 2014 and 2015.

(iii) The total accrued liability of $4,922 related to outstanding units is disclosed within “Accrued payroll and other liabilities” in the Company’s balance sheet as follows: $3,620 as a current liability and $1,302 as a non-current liability.

(iv) Expected to be recognized in a weighted-average period of 1.1 years.

2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Variables And Assumptions For Liablity Awards

	2013	2012	2011

Grant-date stock price (i).................................................	14.31	14.35	21.20
Weighted-average strike price.............................................	14.31	14.35	21.20
Expected volatility (ii) .....................................................	38.0%	48.0%	28.6%
Dividend yield .................................................................	1.7%	1.7%	1.1%
Risk-free interest rate .......................................................	1.0%	0.8%	3.4%
Expected term ...............................................................	last vesting date	last vesting date	last vesting date

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii) Based on implied volatility of the Company’s class A shares, except for 2011 which was based on historical 1-year implied volatility of Latin American comparable companies, calculated as the standard deviation on the logarithms of daily price returns, annualized by the squared root of the number of days.

2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Employee Compensation Equity Incentive Plan Activity (Stock Option)

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2010 ...................................	-	-	-
2011 IPO special grant .....................................................	1,046,459	21.20	5.28
2011 annual grant .........................................................	833,388	21.20	5.89	2
Outstanding at December 31, 2011 .....................................	1,879,847	21.20	5.55
2012 annual grant	584,587	14.35	5.22
Outstanding at December 31, 2012 ...................................	2,464,434	19.58	5.47
2013 annual grant ...........................................................	431,726	14.31	4.19
Forfeitures .....................................................................	(462,272)	19.97	5.41
Outstanding at December 31, 2013 ...................................	2,433,888	18.57	5.26
Exercisable at December 31, 2013 .....................................	546,687	21.20	5.59

Schedule Of Vested And Nonvested Unit Acitvity

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding...........................................................	546,687	1,887,201	2,433,888
Weighted-average grant-date fair market value per unit.....................	5.59	5.16	5.26
Total grant-date fair value...............................................................	3,057	9,735	12,792
Weighted-average accumulated percentage of service.........................	100.0	61.3	70.6
Stock-based compensation recognized in Additional paid-in capital.........	3,057	5,971	9,028
Compensation expense not yet recognized (iii)...................................	-	3,764	3,764

(i) Related to exercisable awards.
(ii) Related to awards that will vest between fiscal years 2014 and 2018.
(iii) Expected to be recognized in a weighted-average period of 3.1 years.

2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Restricted Share Units Activity

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2010 ...................................	-	-
2011 IPO special grant .....................................................	782,137	21.20
2011 annual grant .........................................................	231,455	21.20
Outstanding at December 31, 2011 .....................................	1,013,592	21.20
2012 annual grant	211,169	14.35
Outstanding at December 31, 2012 ...................................	1,224,761	20.02
2013 annual grant .........................................................	213,600	14.31
Partial vesting of 2011 grants (i) .....................................	(338,014)	21.20
Forfeitures	(196,253)	19.94
Outstanding at December 31, 2013 ...................................	904,094	18.25
Exercisable at December 31, 2013 .....................................	-	-

(i) The Company issued 338,014 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $7,166 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

Schedule Of Vested And Nonvested Unit Acitvity

Number of units outstanding (i) ...................................................................	904,094
Weighted-average grant-date fair market value per unit .....................................	18.25
Total grant-date fair value ...........................................................................	16,496
Weighted-average accumulated percentage of service.......................................	64.8
Stock-based compensation recognized in Additional paid-in capital.......................	10,690
Compensation expense not yet recognized (ii) .................................................	5,806

(i)	Related to awards that will vest between fiscal years 2014 and 2018.

Expected to be recognized in a weighted-average period of 3.1 years.